Note 22 - Segmented Information	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of operating segments [text block]
22.	Segmented Information

The Company’s Chief Operating Decision Maker (“CODM”) is its Chief Executive Officer. The CODM reviews the results of Company’s refinery business and exploration and evaluation activities as discrete business units, separate from the rest of the Company’s activities which are reviewed on an aggregate basis.

The Company’s exploration and evaluation activities are located in Idaho, USA, with its head office function in Canada. All of the Company’s capital assets, including property and equipment, and exploration and evaluation assets are located in Canada and USA, respectively.

(a)	Segmented operating results for the years ended December 31, 2024, 2023 and 2022:

		Exploration and
For the year ended December 31, 2024	Refinery	Evaluation[2]	Corporate and Other[2]	Total
Operating expenses
Consulting and professional fees	$270	$—	$3,512	$3,782
Exploration and evaluation expenditures	—	442	—	442
General and administrative and travel	804	—	2,098	2,902
Investor relations and marketing	—	—	811	811
Salaries and benefits	1,547	—	2,771	4,318
Share-based payments	—	—	1,739	1,739
Operating loss	$2,621	$442	$10,931	$13,994
Unrealized loss on marketable securities	—	—	41	41
Loss on financial derivative liability - Convertible Notes	—	—	(4,493)	(4,493)
Changes in US Warrants	—	—	7	7
Other non-operating expenses	—	—	(11,008)	(11,008)
Loss before taxes	$2,621	$442	$26,384	$29,447

		Exploration and
For the year ended December 31, 2023	Refinery	Evaluation[2]	Corporate and Other[2]	Total
Operating expenses
Consulting and professional fees	$69	$78	$4,512	$4,659
Exploration and evaluation expenditures	—	700	—	700
General and administrative and travel	156	3	2,236	2,395
Investor relations and marketing	—	—	633	633
Salaries and benefits	1,783	—	1,992	3,775
Share-based payments	—	—	1,821	1,821
Operating loss	$2,008	$781	$11,194	$13,983
Unrealized loss on marketable securities	—	—	(253)	(253)
Gain on financial derivative liability - Convertible Notes	—	—	6,683	6,683
Changes in US Warrants	—	—	1,243	1,243
Other non-operating expenses	—	—	(6,472)	(6,472)
Impairment	(51,884)	—	—	(51,884)
Loss before taxes	$53,892	$781	$9,993	$64,666

		Exploration and	Corporate and
For the year ended December 31, 2022 (Restated)	Refinery	Evaluation[2]	Other [2]	Total
Operating expenses
Consulting and professional fees	$47	$3	$2,679	$2,729
Exploration and evaluation expenditures	—	3,416	12	3,428
General and administrative and travel	138	10	1,777	1,925
Investor relations and marketing	—	—	1,000	1,000
Refinery, engineering and metallurgical studies	2,349	—	—	2,349
Refinery, permitting and environmental expenses	128	—	—	128
Salaries and benefits	655	—	3,258	3,913
Share-based payments	—	—	1,282	1,282
Operating loss	$3,317	$3,429	$10,008	$16,754
Unrealized loss on marketable securities	—	—	(589)	(589)
Gain on financial derivative liability - Convertible Notes	—	—	27,686	27,686
Changes in US Warrants	—	—	1,531	1,531
Other non-operating income	—	—	677	677
(Loss) income before taxes	$(3,317)	$(3,429)	$19,297	$12,551

(b)  Segmented assets and liabilities for the years ended December 31, 2024, 2023 and 2022:

	Total Assets			Total Liabilities
As at December 31,	2024	2023	2022 [2]	2024	2023	2022 [2]
Refinery	$52,434	$59,701	$91,316	$3,707	$8,935	$17,723
Exploration and Evaluation [1]	93,276	85,741	87,765	87	75	120
Corporate and Other	5,737	3,250	8,443	83,335	56,384	43,172
	$151,447	$148,692	$187,524	$87,129	$65,394	$61,015

[1] Total non-current assets comprising of exploration and evaluation assets in the amount of $93,200 ( December 31, 2023 - $85,634 and December 31, 2021 - $87,765) are located in Idaho, USA. All other asses are located in Canada.

[2] The Company has reclassified the Exploration and Evaluation assets, liabilities, and results from the Corporate and Other category and comparatives have been updated to reflect this change.